Subsequent Events (Details Narrative) - USD ($)	Apr. 13, 2020	Sep. 30, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Reverse stock split description	1-for-500 reverse stock split
Common stock, shares authorized		900,000,000	900,000,000		900,000,000
PNC, Inc. [Member]
Secured promissory note				$ 850,000